Shareholder Report, Line Graph (Details) 2BAC_MML Blend Fund_Service Class_TSR Annual {Service Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Service Class
Account Value [Line Items]
Accumulated Value	$ 20,903	$ 18,278	$ 15,580	$ 18,726	$ 16,321	$ 14,498	$ 11,974	$ 12,548	$ 10,915	$ 10,000	$ 23,528
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Lipper Balanced Fund Index
Accumulated Value	19,354	17,463	15,329	17,900	15,815	13,926	11,659	12,231	10,720	10,000	$ 21,948
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Custom Balanced Index
Accumulated Value	$ 22,496	$ 19,540	$ 16,600	$ 19,741	$ 17,024	$ 14,757	$ 12,085	$ 12,365	$ 10,822	$ 10,000	$ 25,592